Net Loss Per Share Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net Loss Per Share Attributable To Common Stockholders

Note 11 — Net Loss per Share Attributable to Common Stockholders

Net loss per common share is calculated in accordance with ASC Topic 260, Earnings Per Share. Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted-average shares outstanding, as the inclusion of common share equivalents would be antidilutive. The common share equivalents consist of stock options, convertible notes, convertible preferred stock and common stock.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Numerator:
Net loss	$(2,716)	$(2,385)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	5,604,651	5,601,651
Net loss per share attributable to common stockholders – basic and diluted:	$(0.48)	$(0.43)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three months ended March 31,
	2025		2024
Convertible preferred stock	17,863,934		17,863,934
Convertible notes payable	46,912,311		24,630,146	(1)
Convertible loans	—	(2)	—
Options to purchase common stock	2,972,055		2,972,055
Total	67,748,300		45,466,135

____________

(1)      The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of the Business Combination or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of shares of common stock is not determinable.

(2)      The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.

Note 11 — Net Loss per Share Attributable to Common Stockholders

Basic net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding for the period. Because the Company reported a net loss for the years ended December 31, 2024 and 2023, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share for those periods presented because the potentially dilutive shares would have been antidilutive if included in the calculation.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31, 2024	Year Ended December 31, 2023
Numerator:
Net loss	$(9,230)	$(10,281)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	5,604,651	5,600,741
Net loss per share attributable to common stockholders – basic and diluted:	$(1.65)	$(1.84)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Years ended December 31,
	2024		2023
Convertible preferred stock	17,863,934		17,863,934
Convertible notes payable	3,363,624		2,251,941	(1)
Convertible loans	—	(2)	—
Options to purchase common stock	2,972,055		2,982,055
Total	24,199,613		23,097,930

____________

(1)      The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.

(2)      The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.